WARRANTS - Common Stock Warrants (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Risk-free interest rate		1.24%
Expected term (in years)		4 years 10 months 9 days
Expected dividend yield		0.00%
Expected volatility		40.00%
Fair value of the warrants granted			41,200,000
Northern Genesis Acquisition Corp. II
Class of Stock [Line Items]
Number Of Exchanged Shares Issued	87,078,781
General and Administrative Expense [Member]
Class of Stock [Line Items]
Incremental Value Of Exchanged Shares		$ 13.6